Operating expenses	6 Months Ended
Mar. 31, 2021
Operating expenses
Operating expenses

Note 5. Operating expenses[1]

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Staff expenses
Employee remuneration, entitlements and on-costs	2,472	2,273	2,155	9	15
Superannuation expense	231	206	207	12	12
Share-based payments	46	33	47	39	(2)
Restructuring costs	22	59	35	(63)	(37)
Total staff expenses	2,771	2,571	2,444	8	13
Occupancy expenses
Operating lease rentals	73	84	64	(13)	14
Depreciation and impairment of property and equipment	429	320	388	34	11
Other	57	98	62	(42)	(8)
Total occupancy expenses	559	502	514	11	9
Technology expenses
Amortisation and impairment of software assets[2]	517	502	468	3	10
Depreciation and impairment of IT equipment	118	147	125	(20)	(6)
Technology services	398	350	348	14	14
Software maintenance and licences	234	205	193	14	21
Telecommunications	93	117	99	(21)	(6)
Data processing	45	45	44	—	2
Total technology expenses	1,405	1,366	1,277	3	10
Other expenses
Professional and processing services	728	774	600	(6)	21
Amortisation and impairment of intangible assets and deferred expenditure	90	520	3	(83)	large
Postage and stationery	74	81	83	(9)	(11)
Advertising	116	95	122	22	(5)
Non-lending losses	78	474	969	(84)	(92)
Other expenses	176	175	169	1	4
Total other expenses	1,262	2,119	1,946	(40)	(35)
Total operating expenses	5,997	6,558	6,181	(9)	(3)
1.

In First Half 2021, operating expenses include estimated costs associated with AUSTRAC proceedings of nil, (Second Half 2020: $420 million, First Half 2020: $1,058 million) which includes a provision for a penalty of nil (Second Half 2020: $400 million, First Half 2020: $900 million). They also include compliance, regulation and remediation costs of $198 million (Second Half 2020: $173 million, First Half 2020: $144 million). Refer to Note 14 for further details.

2.	These balances included impairment of capitalised software assets for First Half 2021 of $133 million (Second Half 2020: $96 million, First Half 2020: $75 million).